STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 14.6%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	320,000		328,846
Airlines - .3%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	299,342		311,787
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		260,446
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	395,000		430,342
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	270,000		271,102
				1,273,677
Automobiles & Components - .1%
Volkswagen Group of America Finance, Gtd. Notes	2.85	9/26/2024	270,000	[a]	273,886
Banks - .9%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	200,000	[a]	211,218
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	525,000		558,453
Citigroup, Sub. Notes	4.45	9/29/2027	580,000		638,767
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		440,762
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[a]	242,939
Morgan Stanley, Sub. Notes	4.88	11/1/2022	580,000		621,888
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a]	279,124
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	335,000		385,259
Societe Generale, Sub. Notes	4.75	11/24/2025	200,000	[a]	215,546
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	530,000		728,859
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	225,000		227,725
				4,550,540
Beverage Products - .1%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	375,000		450,566
Chemicals - .1%
Dupont De Nemours, Sr. Unscd. Notes	4.49	11/15/2025	320,000		352,183
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	75,000		79,332
				431,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.6% (continued)
Commercial & Professional Services - .2%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	350,000	390,119
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	383,030
				773,149
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	257,626	263,223
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	315,000	324,432
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	554,298
				1,141,953
Diversified Financials - .1%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	400,000	413,196
BGC Partners, Sr. Unscd. Notes	3.75	10/1/2024	240,000	[a] 236,938
				650,134
Electronic Components - .1%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	345,000	352,172
Energy - .4%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	259,034
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	[b] 274,504
Concho Resources, Gtd. Notes	4.30	8/15/2028	225,000	241,692
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	315,000	347,951
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	184,213
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	200,000	222,762
Shell International Finance, Gtd. Notes	3.50	11/13/2023	300,000	316,866
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	203,758
				2,050,780
Environmental Control - .0%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000	240,914
Financials - .1%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a] 253,239
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	200,000	[a] 198,732
				451,971
Foreign Governmental - .1%
Ontario, Sr. Unscd. Notes	3.05	1/29/2024	430,000	450,692

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.6% (continued)
Health Care - .3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	325,000	[a] 330,370
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	325,000	412,770
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	435,000	495,600
				1,238,740
Industrial - .2%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	445,000	454,056
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	305,000	312,086
				766,142
Information Technology - .4%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000	320,380
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	275,000	307,515
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	440,000	504,497
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	295,000	299,036
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000	310,595
				1,742,023
Insurance - .0%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	200,000	197,803
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	395,000	401,710
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	315,000	320,340
eBay, Sr. Unscd. Notes	2.60	7/15/2022	320,000	323,032
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	400,000	[a] 430,517
				1,475,599
Media - .1%
Comcast, Gtd. Notes	3.60	3/1/2024	570,000	604,244
Municipal Securities - .9%
California, GO	3.38	4/1/2025	400,000	425,500
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000	510,705
Chicago ll, GO, Ser. B	7.38	1/1/2033	290,000	347,426
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	387,276
New York City, GO (Build America Bonds) Ser. H1	6.25	6/1/2035	345,000	352,041
New York City Municipal Water Finance Authority, Revenue Bonds	6.28	6/15/2042	530,000	553,076
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	3.00	7/1/2020	900,000	906,174
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	310,000	312,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.6% (continued)
Municipal Securities - ..9% (continued)
University of California, Revenue Bonds, Refunding (Limited Project), Ser. J	4.13	5/15/2045	340,000	380,633
University of North Carolina at Chapel Hill, Revenue Bonds, Refunding, Ser. C	3.33	12/1/2036	350,000	375,683
				4,551,186
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	290,049
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	200,000	226,152
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	200,000	211,406
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000	264,304
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	340,000	350,507
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	172,681
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	280,000	298,430
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	165,000	183,472
				1,997,001
Semiconductors & Semiconductor Equipment - .2%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	255,000	261,034
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000	246,957
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	315,000	347,896
				855,887
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	300,000	363,523
Telecommunication Services - .3%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	460,000	506,029
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000	325,714
Verizon Communications, Sr. Unscd. Bonds	5.50	3/16/2047	570,000	775,397
				1,607,140
Transportation - .3%
Burlington North Santa Fe, Sr. Unscd. Debs.	3.45	9/15/2021	300,000	307,248
JB Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	310,000	333,008
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	315,000	[b] 329,845
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000	333,318
				1,303,419

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 14.6% (continued)
U.S. Government Agencies Mortgage-Backed - 4.4%
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/48-11/1/49			1,623,384	[c]	1,651,774
3.50%, 8/1/49-9/1/49			1,079,046	[c]	1,110,788
4.00%, 4/1/48-10/1/49			1,621,440	[c]	1,685,309
5.00%, 7/1/40-8/1/49			549,996	[c]	595,152
Federal National Mortgage Association:
2.50%, 10/1/31			629,453	[c]	636,928
3.00%, 12/1/34-9/1/49			1,689,846	[c]	1,725,504
3.50%, 7/1/34-10/1/49			3,963,248	[c]	4,086,721
4.00%, 11/1/48-11/1/49			1,932,906	[c]	2,012,018
4.50%, 7/1/49-8/1/49			1,139,580	[c]	1,198,075
5.00%, 11/1/43			107,106	[c]	117,719
Government National Mortgage Association I:
4.00%, 7/15/49			467,440		490,275
Government National Mortgage Association II:
3.00%, 9/20/47-11/20/49			1,364,251		1,405,106
3.50%, 1/20/48-10/20/49			2,047,261		2,128,449
4.00%, 7/20/49			754,454		784,410
4.50%, 11/20/48-7/20/49			1,245,357		1,311,748
				20,939,976
U.S. Treasury Securities - 3.7%
U.S. Treasury Bonds	2.25	8/15/2046	710,000		715,630
U.S. Treasury Bonds	2.25	8/15/2049	185,000	[b]	186,677
U.S. Treasury Bonds	2.75	11/15/2047	185,000		205,856
U.S. Treasury Bonds	2.88	5/15/2049	405,000		463,393
U.S. Treasury Bonds	2.88	8/15/2045	470,000		532,036
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2046	666,482	[d]	746,841
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2049	433,687	[d]	491,870
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	698,400	[d]	707,442
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	340,160	[d]	344,330
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	491,036	[d]	495,782
U.S. Treasury Notes	1.38	10/15/2022	400,000		397,328
U.S. Treasury Notes	1.50	10/31/2021	1,165,000	[b]	1,162,110
U.S. Treasury Notes	1.63	10/31/2023	505,000		505,168
U.S. Treasury Notes	1.63	8/15/2029	2,435,000	[b]	2,399,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.6% (continued)
U.S. Treasury Securities - 3.7% (continued)
U.S. Treasury Notes	1.75	11/15/2029	670,000	668,364
U.S. Treasury Notes	2.00	11/15/2026	525,000	[b] 534,700
U.S. Treasury Notes	2.13	7/31/2024	440,000	449,539
U.S. Treasury Notes	2.25	11/15/2027	330,000	342,472
U.S. Treasury Notes	2.38	1/31/2023	15,000	15,349
U.S. Treasury Notes	2.38	5/15/2027	605,000	632,379
U.S. Treasury Notes	2.50	1/31/2024	2,510,000	2,596,771
U.S. Treasury Notes	2.50	2/28/2026	345,000	361,145
U.S. Treasury Notes	2.63	1/31/2026	120,000	126,441
U.S. Treasury Notes	2.63	2/15/2029	415,000	444,909
U.S. Treasury Notes	2.63	2/28/2023	1,190,000	1,227,652
U.S. Treasury Notes	2.88	11/30/2023	360,000	377,255
U.S. Treasury Notes	2.88	11/30/2025	525,000	560,130
				17,690,948
Utilities - .2%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000	178,265
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000	299,191
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	280,000	292,850
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	335,000	351,302
				1,121,608
Total Bonds and Notes (cost $67,508,410)			69,876,034
Description			Shares	Value ($)
Common Stocks - 21.7%
Aerospace & Defense - .3%
Lockheed Martin			2,790	1,090,974
The Boeing Company			776	284,156
				1,375,130
Agriculture - .3%
Altria Group			13,686	680,194
Philip Morris International			9,484	786,508
				1,466,702
Airlines - .2%
United Airlines Holdings			8,227	[e] 763,466
Banks - .8%
Bank of America			55,378	1,845,195
Citigroup			796	59,796
JPMorgan Chase & Co.			8,873	1,169,106
Popular			9,255	511,894
Wells Fargo & Co.			4,289	233,579
				3,819,570
Beverage Products - .3%
Monster Beverage			13,353	[e] 798,776
PepsiCo			4,035	548,074

Description	Shares	Value ($)
Common Stocks - 21.7% (continued)
Beverage Products - .3% (continued)
The Coca-Cola Company	5,343	285,316
		1,632,166
Building Materials - .1%
Johnson Controls International	14,487	620,478
Commercial & Professional Services - .5%
Automatic Data Processing	4,795	818,890
Robert Half International	6,461	376,030
S&P Global	3,817	1,010,169
		2,205,089
Consumer Discretionary - .6%
LKQ	21,713	[e] 766,035
Starbucks	13,397	1,144,506
Tempur Sealy International	6,007	[e] 509,874
Whirlpool	4,922	704,338
		3,124,753
Consumer Durables & Apparel - .2%
NIKE, Cl. B	7,922	740,628
Consumer Staples - .3%
The Procter & Gamble Company	11,447	1,397,221
Diversified Financials - .6%
American Express	5,213	626,186
Discover Financial Services	9,705	823,663
OneMain Holdings	13,577	585,033
Synchrony Financial	19,101	714,568
		2,749,450
Electronic Components - .1%
Garmin	2,862	279,589
Energy - 1.3%
Cabot Oil & Gas	13,593	216,672
Chevron	12,681	1,485,326
ConocoPhillips	14,094	844,794
EOG Resources	8,239	584,145
Exxon Mobil	11,646	793,442
Kinder Morgan	29,127	571,180
Phillips 66	8,751	1,003,915
TechnipFMC	16,455	310,012
The Williams Companies	27,918	634,297
		6,443,783
Environmental Control - .0%
Pentair	2,656	117,794
Food & Staples Retailing - .3%
Walmart	12,039	1,433,724
Food Service - .0%
McDonald's	859	167,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 21.7% (continued)
Health Care - 3.6%
AbbVie	14,055		1,233,045
Agilent Technologies	8,587		693,572
Alexion Pharmaceuticals	3,291	[e]	374,977
Amgen	6,341		1,488,360
Biogen	3,127	[e]	937,506
Bristol-Myers Squibb	14,663		834,911
Danaher	4,744		692,529
Elanco Animal Health	4,529	[e]	125,499
Eli Lilly & Co.	1,573		184,592
Hologic	3,036	[e]	155,808
IDEXX Laboratories	2,588	[e]	651,089
Incyte	6,473	[e]	609,498
IQVIA Holdings	2,329	[e]	339,987
Johnson & Johnson	16,050		2,206,714
Merck & Co.	12,865		1,121,571
Mettler-Toledo International	657	[e]	472,652
Pfizer	40,131		1,545,846
Regeneron Pharmaceuticals	571	[e]	210,699
Thermo Fisher Scientific	2,682		842,014
UnitedHealth Group	2,933		820,859
Waters	2,790	[e]	619,575
Zoetis	7,584		914,024
		17,075,327
Household & Personal Products - .2%
Kimberly-Clark	6,141		837,264
Industrial - .2%
Carlisle	3,182		496,328
Xerox Holdings	16,455		640,593
		1,136,921
Information Technology - 3.1%
Adobe	3,949	[e]	1,222,334
Autodesk	3,863	[e]	698,817
CACI International, Cl. A	2,262	[e]	541,342
Cadence Design Systems	9,705	[e]	681,776
eBay	15,912		565,194
International Business Machines	3,544		476,491
Intuit	3,459		895,500
Mastercard, Cl. A	1,573		459,678
Microsoft	34,558		5,231,390
Oracle	6,683		375,184
PayPal Holdings	9,410	[e]	1,016,374
Salesforce.com	423	[e]	68,902
Veeva Systems, Cl. A	1,748	[e]	260,767
Visa, Cl. A	10,349		1,909,494

Description	Shares		Value ($)
Common Stocks - 21.7% (continued)
Information Technology - 3.1% (continued)
WEX	2,146	[e]	431,625
		14,834,868
Insurance - 1.1%
Arch Capital Group	3,530	[e]	148,154
Berkshire Hathaway, Cl. B	4,993	[e]	1,099,958
Globe Life	8,954		920,113
MetLife	13,271		662,356
MGIC Investment	36,179		521,339
Prudential Financial	1,285		120,302
The Allstate	2,135		237,732
The Progressive	12,128		885,950
Unum Group	17,999		553,289
		5,149,193
Internet Software & Services - 2.0%
Alphabet, Cl. A	1,288	[e]	1,679,668
Alphabet, Cl. C	1,359	[e]	1,773,441
Amazon.com	1,877	[e]	3,380,102
Facebook, Cl. A	11,909	[e]	2,401,331
Twitter	3,769	[e]	116,500
Verisign	2,310	[e]	440,609
		9,791,651
Materials - .3%
Ball	7,764		512,890
Sealed Air	7,013		264,600
The Timken Company	10,077		529,949
		1,307,439
Media - .3%
Charter Communications, Cl. A	1,812	[e]	851,658
Comcast, Cl. A	6,231		275,099
The Walt Disney Company	2,524	[e]	382,588
		1,509,345
Metals & Mining - .1%
Reliance Steel & Aluminum	4,773		563,119
Real Estate - .2%
American Tower	501	[f]	107,229
Public Storage	2,654	[f]	559,145
VICI Properties	19,704	[f]	487,280
		1,153,654
Retailing - .5%
AutoZone	324	[e]	381,646
Casey's General Stores	2,847		494,723
Foot Locker	7,911		316,836
Genuine Parts	5,724		597,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 21.7% (continued)
Retailing - .5% (continued)
The Home Depot		2,778	612,577
			2,403,196
Semiconductors & Semiconductor Equipment - .5%
Broadcom		1,879	594,159
Intel		30,373	1,763,153
			2,357,312
Technology Hardware & Equipment - 1.4%
Accenture, Cl. A		6,537	1,314,983
Apple		16,339	4,366,598
Fortinet		2,946	[e] 309,654
HP		25,351	509,048
			6,500,283
Telecommunication Services - .9%
AT&T		37,445	1,399,694
Cisco Systems		27,480	1,245,119
Verizon Communications		27,903	1,680,877
			4,325,690
Transportation - .7%
CSX		11,451	819,205
Norfolk Southern		4,656	900,936
Union Pacific		5,128	902,477
United Parcel Service, Cl. B		7,117	852,118
			3,474,736
Utilities - .7%
AES		29,115	550,565
Exelon		19,785	878,454
NRG Energy		13,312	528,886
OGE Energy		17,897	752,748
Vistra Energy		18,089	479,901
			3,190,554
Total Common Stocks (cost $76,584,921)		103,947,153
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 63.8%
Registered Investment Companies - 63.8%
ASG Managed Futures Strategy Fund, Cl. Y		969,204	[e] 9,585,428
BNY Mellon Corporate Bond Fund, Cl. M		1,052,100	[g] 14,013,965
BNY Mellon Dynamic Total Return Fund, CI. Y		520,094	[e,g] 8,742,776
BNY Mellon Emerging Markets Fund, Cl. M		2,026,957	[e,g] 22,033,018

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 63.8% (continued)
Registered Investment Companies - 63.8% (continued)
BNY Mellon Floating Rate Income Fund, Cl. Y		964,342	[g]	11,070,647
BNY Mellon Focused Equity Opportunities Fund, Cl. M		2,963,145	[e,g]	49,158,584
BNY Mellon Global Real Estate Securities Fund, CI. Y		946,079	[e,g]	9,489,171
BNY Mellon High Yield Fund, Cl. I		1,835,572	[g]	11,196,992
BNY Mellon Income Stock Fund, Cl. M		1,469,244	[g]	13,752,122
BNY Mellon Intermediate Bond Fund, Cl. M		2,016,194	[g]	25,525,010
BNY Mellon International Equity Fund, Cl. Y		624,558	[e,g]	13,103,226
BNY Mellon International Fund, Cl. M		1,053,734	[e,g]	14,014,658
BNY Mellon International Small Cap Fund, Cl. Y		866,056	[e,g]	12,298,001
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		1,324,246	[e,g]	24,577,998
BNY Mellon Research Growth Fund, Cl. Y		741,994	[e,g]	11,678,979
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		762,989	[e,g]	20,158,172
BNY Mellon Select Managers Small Cap Value, Cl. Y		646,161	[e,g]	14,596,767
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		263,462	[e,g]	4,813,451
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		892,161	[e,g]	12,178,000
Dreyfus Institutional Preferred Government Plus Money Market Fund	1.63	3,023,396	[g]	3,023,396
Total Investment Companies (cost $258,111,036)		305,010,361

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,573,717)	1.63	1,573,717	[g]	1,573,717
Total Investments (cost $403,778,084)		100.4%	480,407,265
Liabilities, Less Cash and Receivables		(0.4%)	(1,861,403)
Net Assets		100.0%	478,545,862

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in

STATEMENT OF INVESTMENTS (Unaudited) (continued)

transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $2,672,509 or .56% of net assets.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $4,297,251 and the value of the collateral was $4,413,168, consisting of cash collateral of $1,573,717 and U.S. Government & Agency securities valued at $2,839,451.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Commercial Mortgage-Backed	−	1,141,953	−	1,141,953
Corporate Bonds	−	25,101,279	−	25,101,279
Equity Securities―Common Stocks	103,947,153	−	−	103,947,153
Foreign Government	−	450,692	−	450,692
Investment Companies	306,584,078	-	−	306,584,078
Municipal Securities	-	4,551,186	−	4,551,186
U.S. Government Agencies Mortgage-Backed	−	20,939,976	−	20,939,976
U.S. Treasury Securities	−	17,690,948	−	17,690,948

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted

NOTES

bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $76,629,181, consisting of $80,898,986 gross unrealized appreciation and $4,269,805 gross unrealized depreciation

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.